COMMITMENTS AND CONTINGENCIES, Development, Expansion and Renovation Projects (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2015 USD ($) ft² Unit
Real Estate Properties [Line Items]
Anticipated Total Cost	$ 292,765
Project costs incurred to date	208,982	[1]
Other [Member]
Real Estate Properties [Line Items]
Project costs incurred to date	$ 6,618	[1]
Multi Family Residential [Member] | Chateau II - Minot, ND [Member]
Real Estate Properties [Line Items]
Number of apartment units | Unit	72
Anticipated Total Cost	$ 14,711
Project costs incurred to date	$ 13,129	[1]
Estimated quarter for completion	1
Estimated year for completion	2016
Multi Family Residential [Member] | Renaissance Heights - Williston ND [Member]
Real Estate Properties [Line Items]
Number of apartment units | Unit	288	[2]
Anticipated Total Cost	$ 62,362	[2]
Project costs incurred to date	$ 59,087	[1],[2]
Estimated quarter for completion	1	[2]
Estimated year for completion	2016	[2]
Interest in joint venture (in hundredths)	70.00%
Costs related to development projects placed in service in phases	$ 46,000
Multi Family Residential [Member] | Deer Ridge - Jamestown, ND [Member]
Real Estate Properties [Line Items]
Number of apartment units | Unit	163
Anticipated Total Cost	$ 24,519
Project costs incurred to date	$ 15,355	[1]
Estimated quarter for completion	2
Estimated year for completion	2016
Multi Family Residential [Member] | Cardinal Point - Grand Forks, ND [Member]
Real Estate Properties [Line Items]
Number of apartment units | Unit	251
Anticipated Total Cost	$ 40,042
Project costs incurred to date	$ 26,450	[1]
Estimated quarter for completion	3
Estimated year for completion	2016
Multi Family Residential [Member] | 71 France Phase I, II, III - Edina, MN [Member]
Real Estate Properties [Line Items]
Area of real estate property | ft²	21,772
Number of apartment units | Unit	241	[3]
Anticipated Total Cost	$ 73,290	[3]
Project costs incurred to date	$ 35,137	[1],[3]
Estimated quarter for completion	1	[3]
Estimated year for completion	2017	[3]
Interest in joint venture (in hundredths)	52.60%
Commercial Healthcare [Member] | Edina 6565 France SMC III - Edina, MN [Member]
Real Estate Properties [Line Items]
Area of real estate property | ft²	57,479
Anticipated Total Cost	$ 36,752
Project costs incurred to date	$ 22,549	[1]
Estimated quarter for completion	1
Estimated year for completion	2016
Commercial Healthcare [Member] | PrairieCare Medical - Brooklyn Park, MN [Member]
Real Estate Properties [Line Items]
Area of real estate property | ft²	72,895
Anticipated Total Cost	$ 24,251
Project costs incurred to date	$ 19,457	[1]
Estimated quarter for completion	2
Estimated year for completion	2016
Other Property [Member] | Roseville 3075 Long Lake Rd - Roseville, MN [Member]
Real Estate Properties [Line Items]
Area of real estate property | ft²	202,807
Anticipated Total Cost	$ 13,915
Project costs incurred to date	$ 9,036
Other Property [Member] | Minot Southgate Retail Minot ND [Member]
Real Estate Properties [Line Items]
Area of real estate property | ft²	7,963
Anticipated Total Cost	$ 2,923
Project costs incurred to date	$ 2,164
Estimated quarter for completion	1
Estimated year for completion	2016

[1]	Includes costs related to development projects that are placed in service in phases (Renaissance Heights - $46.0 million).
[2]	The Company is an approximately 70% partner in the joint venture entity constructing this project; the anticipated total cost amount given is the total cost to the joint venture entity.
[3]	The project will be constructed in three phases by a joint venture entity in which the Company has an approximately 52.6% interest. The anticipated total cost amount given in the table above is the total cost to the joint venture entity. The anticipated total cost includes approximately 21,772 square feet of retail space.